Schedule of Investments (unaudited)	iShares® Inflation Hedged Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 93.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	322,768	$43,899,676

Total Investment Companies — 93.6%
(Cost: $42,947,133)		43,899,676

Short-Term Investments

Money Market Funds — 39.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(a)(c)(d)	17,184,951	17,193,544
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(c)	1,120,000	1,120,000
		18,313,544
Total Short-Term Investments — 39.0%
(Cost: $18,313,544)		18,313,544

Total Investments in Securities — 132.6%
(Cost: $61,260,677)		62,213,220

Other Assets, Less Liabilities — (32.6)%		(15,283,866)

Net Assets — 100.0%		$46,929,354

(a)	Affiliate of the Fund.

(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.

(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,309,664	$8,886,172	(a)	$—	$(3,122)	$830	$17,193,544	17,184,951	$43,123	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	330,000	790,000	(a)	—	—	—	1,120,000	1,120,000	157		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	16,463,367	29,660,694		(2,645,469)	323,059	98,025	43,899,676	322,768	437,425		—
					$319,937	$98,855	$62,213,220		$480,705		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Long Bond	1	09/21/21	$165	$7,916
2-Year U.S. Treasury Note	5	09/30/21	1,103	1,791
5-Year U.S. Treasury Note	2	09/30/21	249	1,403
				11,110

Schedule of Investments (unaudited) (continued)	iShares® Inflation Hedged Corporate Bond ETF
July 31, 2021

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year Ultra Long U.S. Treasury Bond.	(1)	09/21/21	$(150)	$342
				$11,452

Centrally Cleared Inflation Swaps

							Upfront
					Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Termination	Amount		Paid	Appreciation
Reference	Frequency	Rate	Frequency	Date	(000)	Value	(Received)	(Depreciation)
U.S. CPI Urban
Consumers NSA	At Termination	1.74%	At Termination	08/20/22	$(10)	$489	$—	$489
U.S. CPI Urban
Consumers NSA	At Termination	2.29	At Termination	05/15/23	(2,164)	38,675	(14,068)	52,743
U.S. CPI Urban
Consumers NSA	At Termination	1.75	At Termination	08/20/23	(10)	601	—	601
U.S. CPI Urban
Consumers NSA	At Termination	1.80	At Termination	08/20/25	(10)	765	—	765
U.S. CPI Urban
Consumers NSA	At Termination	2.57	At Termination	04/19/26	(1,250)	31,702	17	31,685
U.S. CPI Urban
Consumers NSA	At Termination	2.37	At Termination	05/15/28	(1,775)	40,355	42	40,313
U.S. CPI Urban
Consumers NSA	At Termination	2.19	At Termination	12/03/28	(2,663)	118,233	(74,539)	192,772
U.S. CPI Urban
Consumers NSA	At Termination	1.89	At Termination	08/20/30	(1,410)	146,221	28,433	117,788
U.S. CPI Urban
Consumers NSA	At Termination	1.90	At Termination	08/20/30	(5,900)	607,209	33,638	573,571
U.S. CPI Urban
Consumers NSA	At Termination	2.24	At Termination	01/12/31	(2,000)	112,055	47	112,008
U.S. CPI Urban
Consumers NSA	At Termination	2.40	At Termination	02/09/31	(3,000)	112,183	70	112,113
U.S. CPI Urban
Consumers NSA	At Termination	2.47	At Termination	04/07/31	(2,000)	55,962	46	55,916
U.S. CPI Urban
Consumers NSA	At Termination	2.67	At Termination	05/19/31	(1,000)	1,334	23	1,311
U.S. CPI Urban
Consumers NSA	At Termination	2.57	At Termination	06/02/31	(3,000)	36,378	2,869	33,509
U.S. CPI Urban
Consumers NSA	At Termination	2.40	At Termination	06/29/41	(500)	7,382	19	7,363
U.S. CPI Urban
Consumers NSA	At Termination	2.45	At Termination	06/29/41	(1,000)	4,205	39	4,166
U.S. CPI Urban
Consumers NSA	At Termination	2.38	At Termination	07/16/41	(300)	4,599	4	4,595
U.S. CPI Urban
Consumers NSA	At Termination	2.40	At Termination	05/15/48	(362)	245	(30,782)	31,027
U.S. CPI Urban
Consumers NSA	At Termination	1.83	At Termination	10/18/49	(418)	91,295	(11,790)	103,085
U.S. CPI Urban
Consumers NSA	At Termination	1.94	At Termination	08/20/50	(10)	2,050	—	2,050
U.S. CPI Urban
Consumers NSA	At Termination	1.95	At Termination	08/20/50	(600)	120,943	16,729	104,214
U.S. CPI Urban
Consumers NSA	At Termination	2.23	At Termination	01/06/51	(300)	26,817	15	26,802

Schedule of Investments (unaudited) (continued)	iShares® Inflation Hedged Corporate Bond ETF
July 31, 2021

Centrally Cleared Inflation Swaps (continued)

							Upfront
					Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Termination	Amount		Paid	Appreciation
Reference	Frequency	Rate	Frequency	Date	(000)	Value	(Received)	(Depreciation)
U.S. CPI Urban
Consumers NSA	At Termination	2.41	At Termination	07/30/51	$(1,000)	$(543)	$50	$(593)
U.S. CPI Urban
Consumers NSA	At Termination	2.42	At Termination	08/02/51	(2,000)	(11,844)	98	(11,942)
						$1,547,311	$(49,040)	$1,596,351

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$43,899,676	$—	$—	$43,899,676
Money Market Funds	18,313,544	—	—	18,313,544
	$62,213,220	$—	$—	$62,213,220
Derivative financial instruments(a)
Assets
Swaps	$—	$1,608,885	$—	$1,608,885
Futures Contracts	11,452	—	—	11,452
Liabilities
Swaps	—	(12,535)	—	(12,535)
	$11,452	$1,596,350	$—	$1,607,802

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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